Shareholder Report, Average Annual Return (Details)		12 Months Ended	49 Months Ended
	May 21, 2021	Jun. 30, 2025	Jun. 30, 2025
C000232072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		0.72%	(2.84%)
Without Sales Load [Member] | C000232072
Average Annual Return [Line Items]
Average Annual Return, Percent		3.23%	(2.22%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.55%)